Property and equipment, net	12 Months Ended
Dec. 31, 2017
Property and equipment, net [Abstract]
Property and equipment, net
6.	Property and equipment, net

Property and equipment consisted of the following:

	December 31, 2016	December 31, 2017
	US$	US$
Corporate aircraft (Note 12)	37,095,612	39,382,367
Vehicles	4,748,877	5,210,349
Furniture and fixtures	8,996,395	11,787,191

Total	50,840,884	56,379,907
Accumulated depreciation	(16,750,788)	(23,994,047)

Property and equipment, net	34,090,096	32,385,860

Depreciation expense for property and equipment for the year ended December 31, 2017 amounted to US$5,350,256 (2015: US$4,947,575; 2016: US$5,093,038) which includes amortization expense related to the corporate aircraft capital lease (Note 12) amounting to US$2,613,008 (2015: US$2,713,085; 2016: US$2,461,283).

Accumulated depreciation expense for property and equipment as of December 31, 2017 amounted to US$23,994,047 (2015: US$13,050,220; 2016: US$16,750,788) which includes accumulated amortization expense related to the corporate aircraft capital lease (Note 12) amounting to US$ 11,375,747 (2015: US$6,104,441; 2016: US$8,175,540).